Schedule of expected future minimum lease payments (Details) $ in Thousands	Mar. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 4,410
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	4,335
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 75